LEASE LIABILITIES	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
LEASE LIABILITIES

15	LEASE LIABILITIES

	2025	2024
	USD	USD
Within one year	40,057	121,335
Within a period of more than one year but not more than two years	29,535	127,261
Within a period of more than two years but not more than five years	24,185	334,849
	93,777	583,445
Less: Amount due for settlement with 12 months shown under current liabilities	(40,057)	(121,335)
Amount due for settlement after 12 months shown under non-current liabilities	53,720	462,110

The weighted average incremental borrowing rates applied to lease liabilities range from 3% to 5% per annum (2024: 3% to 9% per annum).

Lease obligations that are denominated in currencies other than the functional currencies of the relevant group entities are set out below:

	2025	2024
	USD	USD
EUR	11,773	25,658
CNY	82,005	105,205